Note 21 - Changes in Equity - Treasury Shares (Details) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance, treasury shares acquired/realized (in shares)	1.0	7.4
Balance, treasury shares acquired/realized, amount	R$ (20.9)	R$ (139.7)
Balance, treasury shares (in shares)	(861.8)	(755.3)
Balance, treasury shares, amount	R$ (882.7)	R$ (895.0)
Changes during the year, treasury shares acquired/realized (in shares)	2.6	(6.4)
Changes during the year, treasury shares acquired/realized, amount	R$ (47.3)	R$ 118.8
Changes during the year, treasury shares (in shares)	(25.2)	(106.5)
Changes during the year, treasury shares, amount	R$ (72.5)	R$ 12.3
Balance, treasury shares acquired/realized (in shares)	3.6	1.0
Balance, treasury shares acquired/realized, amount	R$ (68.2)	R$ (20.9)
Balance, treasury shares (in shares)	(887.0)	(861.8)
Balance, treasury shares, amount	R$ (955.2)	R$ (882.7)